Cash and Cash Equivalents: Schedule of components of Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2011
Schedule of components of Cash and Cash Equivalents:
Schedule of components of Cash and Cash Equivalents
	December 31, 2011	December 31, 2010
USD bank accounts	432,624	89,725
Russian ruble bank accounts	116,949	152,957
Euro bank accounts	52,524	60,665
Bank accounts in other currencies	23,892	30,842
Other	17,390	6,611
Total cash and cash equivalents	643,379	340,800